INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	September 30, 2025	September 30, 2024
Land use rights	$4,168,167	$4,226,520
Software	6,376,569	1,118,650
License for drug manufacturing	56,293	57,082
Total	10,601,029	5,402,252
Less: accumulated amortization	(6,113,448)	(862,905)
Intangible assets, net	$4,487,581	$4,539,347

Amortization expense was $149,436, $101,846, and $65,688 for the years ended September 30, 2025, 2024 and 2023, respectively. The land use right was pledged for the bank loans. Refer to Note 9.

Estimated future amortization expense for intangible assets is as follows:

Amortization
Year ending September 30,	expense
2026	113,777
2027	100,733
2028	100,507
2029	100,507
Thereafter	4,072,057
$4,487,581